Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per Common Share
Net earnings	$ 6,016	$ 8,295
Weighted average number of common shares	1,274	1,308
Dilutive securities:
Effect of share options	2	2
Weighted average number of diluted common shares	1,276	1,310
Basic earnings per share (dollars per common share)	$ 4.72	$ 6.34
Diluted earnings per share (dollars per common share)	$ 4.72	$ 6.33